Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies

The Company is periodically the subject of various pending or threatened legal actions and claims arising out of its operations in the normal course of business. In the opinion of management of the Company, adequate provision has been made in the Company’s condensed financial statements at March 31, 2017 with respect to such matters, including the matter noted below.

The Company recently received a payment demand from a former consultant to the Company alleging that he is owed $102,000 for unpaid services rendered. The Company is evaluating the claim and is currently represented by counsel who is in discussion with counsel to the former consultant regarding the dispute and the Company’s position. If this matter results in the filing of a lawsuit against the Company, the Company intends to vigorously defend itself and, as well, will consider filing a counterclaim for damages against the former consultant.

8.	Commitments and Contingencies

Operating Lease

In October 2012, the Company entered into a lease agreement for 9,605 square feet of office and warehouse space commencing March 1, 2013. As of December 31, 2016, remaining average monthly lease payments were $10,227 through July 2018. Upon entering into the agreement, the Company paid a deposit of $47,449, of which $36,979 represented prepaid rent. As of December 31, 2016, $10,470 remained on deposit under the lease agreement.

As of December 31, 2016 and 2015, the Company had accrued and deferred rent payable for its office and warehouse facilities under its lease agreement in the aggregate of $85,399 and $143,077, respectively.

The approximate future minimum lease payments under non-cancelable operating leases at December 31, 2016 are as follows:

Years ending December 31,

2017	$121,599
2018	72,710
$194,309

Rent expense was $106,217 and $106,217 for the years ended December 31, 2016 and 2015, respectively.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.